FAIR VALUE MEASUREMENTS (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	$ 4,673,336	$ 1,285,170
Derivative liabilities, Ending Balance	7,556,670	4,673,336
Conversion Features [Member] | Fair Value, Inputs, Level 3 [Member] | March 2013 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	1,500,000	412,500
Derivative liabilities, New Issuances	0	0
Derivative liabilities, Change in Fair Values	900,000	1,087,500
Derivative liabilities, Ending Balance	2,400,000	1,500,000
Conversion Features [Member] | Fair Value, Inputs, Level 3 [Member] | July 2013 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	666,667	183,334
Derivative liabilities, New Issuances	0	0
Derivative liabilities, Change in Fair Values	416,667	483,333
Derivative liabilities, Ending Balance	1,083,334	666,667
Conversion Features [Member] | Fair Value, Inputs, Level 3 [Member] | September 2013 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	2,140,000	588,500
Derivative liabilities, New Issuances	0	0
Derivative liabilities, Change in Fair Values	1,337,500	1,551,500
Derivative liabilities, Ending Balance	3,477,500	2,140,000
Conversion Features [Member] | Fair Value, Inputs, Level 3 [Member] | January 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	366,669	100,836
Derivative liabilities, New Issuances	0	0
Derivative liabilities, Change in Fair Values	229,167	265,833
Derivative liabilities, Ending Balance	595,836	366,669
Derivative Instruments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	4,673,336	1,285,170
Derivative liabilities, New Issuances	0	0
Derivative liabilities, Change in Fair Values	2,883,334	3,388,166
Derivative liabilities, Ending Balance	$ 7,556,670	$ 4,673,336